LOANS (Narrative) (Details) (USD $)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2014 item	Sep. 30, 2013	Dec. 31, 2013 item	Sep. 30, 2013	Sep. 30, 2012
Financing Receivable, Recorded Investment [Line Items]
Impaired loans	$ 4,700,000	$ 0	$ 0		$ 4,700,000	$ 0	$ 0	$ 0
Non-accrual loans	2,608,000	926,000	718,000		2,608,000	718,000	926,000	718,000	987,000
Number of troubled debt restructurings					2		0
Troubled debt restructurings	227,000				227,000
Impaired Financing Receivable, Average Recorded Investment	227,000				152,000		0
Noninterest Income, Other Operating Income	6,000	17,000	5,000	9,000	14,000	8,000		45,000	27,000
Credit-impaired Purchased Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Noninterest Income, Other Operating Income	$ 92,000				$ 177,000